Shareholder Fees {- Fidelity Disruptive Communications Fund}	Sep. 28, 2020 USD ($)
05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-03 | Fidelity Disruptive Communications Fund
Shareholder Fees:
(fees paid directly from your investment)	none